Trade Receivables - Summary of Allowance For Credit Losses (Detail) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning Balance		R$ (107,995)	R$ (129,242)
Additions		(447,669)	(118,037)
Write-offs	[1]	371,004	138,116
Exchange variation		(60,312)	471
Ending balance		R$ (244,972)	R$ (108,692)

[1]	Refers to accounts overdue for more than 180 days which are written off when the Company has no expectation of recovering the trade receivable and sales of customer portfolio.